Other net (loss)/income (Tables)	6 Months Ended
Dec. 31, 2023
Other net (loss)/income
Schedule of other net (loss)/income

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Net foreign exchange (loss)/gain (i)	(114,177)	14,041	109,095	(15,025)
Losses on disposal of property, plants and equipment and intangible assets	(2,317)	(5,614)	(5,350)	(1,632)
Investment income from other investments	66,837	63,801	42,921	14,281
Scrap income	11,242	11,808	12,137	5,912
Net change in fair value of other investments	2,968	5,709	(3,692)	14,270
(Provision)/reversal of litigation compensation (ii)	—	(15,576)	(37,710)	408
Gains relating to cancellation and modification of lease contracts	—	13,456	193	4,821
Others	(4,960)	(317)	(3,488)	(1,930)
	(40,407)	87,308	114,106	21,105

Notes:

(i)	Net foreign exchange loss for the year ended June 30, 2021 was mainly caused by the depreciation of US dollar against Renminbi in certain subsidiaries whose functional currency are Renminbi whereas its holding net assets were mainly denominated in US dollar, which mainly comprised of the US dollar proceeds obtained from the listing on the New York Stock Exchange in October 2020. Net foreign exchange gain for the year ended June 30, 2023 was mainly caused by the appreciation of US dollar against Renminbi in certain subsidiaries whose functional currency are Renminbi whereas its holding net assets were mainly denominated in US dollar, which mainly comprised of the US dollar cash and cash equivalents and trade and other receivables.
(ii)	Litigation compensation for the years ended June 30, 2022 and 2023 mainly represented the provisions made for the lawsuits relating to employees’ compensation and illicit competition.